Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2024
Exploration and evaluation assets [abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets relating to Thacker Pass and other projects were as follows:

Total
$
Exploration and evaluation assets, as at December 31, 2022	9,514
Additions	347
Transfers to PP&E (Note 8)	(9,091)
Exploration and evaluation assets, as at December 31, 2023	770
Additions	202
Exploration and evaluation assets, as at September 30, 2024	972